25. Long-term incentive plan (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
LongtermIncentivePlanLineItems [Line Items]
Share options granted	R$ 2,576,648
Balance at the beginning of the period	930,474
Granted in the period	796,054
Exercised in the period	(305,062)
Exercised during the year	(308,578)
Falling due in the period
Balance at the end of the period	R$ 316,834
Excercise Price R$8.10 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	Plan 2014-2016 - 3rd Grant
Share options granted	R$ 3,922,204
Maturity date	Nov 2022
Balance at the beginning of the period	R$ 419,340
Granted in the period
Exercised in the period	(124,277)
Exercised during the year
Falling due in the period
Balance at the end of the period	R$ 295,063
Excercise Price R$8.45 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	Plan 2014-2016 - 2nd Grant
Share options granted	R$ 3,355,229
Maturity date	Oct 2021
Balance at the beginning of the period	R$ 132,848
Granted in the period
Exercised in the period	(111,077)
Exercised during the year
Falling due in the period
Balance at the end of the period	R$ 21,771
Excercise Price R$13.42 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	Plan 2014-2016-1st Grant
Share options granted	R$ 1,687,686
Maturity date	Sep 2020
Balance at the beginning of the period	R$ 378,286
Granted in the period
Exercised in the period	(69,708)
Exercised during the year	(308,578)
Falling due in the period
Balance at the end of the period
Excercise Price R$8.13 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	Plan 2011-2013 - 3rd Grant
Share options granted	R$ 3,072,418
Maturity date	July 2019
Balance at the beginning of the period
Granted in the period
Balance at the end of the period
Excercise Price R$8.96 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	Plan 2011-2013 - 2nd Grant
Share options granted	R$ 2,661,752
Maturity date	Sep 2018
Balance at the beginning of the period
Granted in the period
Balance at the end of the period
Excercise Price R$8.84 [member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	Plan 2011-2013-1st Grant
Share options granted	R$ 2,833,595
Maturity date	Aug 2017
Balance at the beginning of the period
Granted in the period
Balance at the end of the period